Shareholders' Equity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants | shares	161,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 7.43
Weighted average remaining contractual life (years)	6 months 22 days